4. CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Convertible Notes Payable [Abstract]
Convertible notes payable

Convertible Notes Payable, Net consisted of the following at December 31, 2017:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes	$612,811	$(112,194)	$500,617	$19,066
December 2016 10% Convertible Notes	379,780	(69,531)	310,249	11,820
Total Convertible Notes Payable, Net	$992,591	$(181,725)	$810,866	$30,886

Convertible Notes Payable, Net consisted of the following at March 31, 2017 (our most recent fiscal year end):

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes	$612,811	$(275,363)	$337,448	$2,555
December 2016 10% Convertible Notes	680,400	(498,648)	181,752	2,836
Total Convertible Notes Payable, Net	$1,293,211	$(774,011)	$519,200	$5,391

Convertible Notes Payable, Net consisted of the following at March 31, 2017:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net – Non-Current Portion:
November 2014 10% Convertible Notes	$612,811	$(275,363)	$337,448	$2,555
December 2016 10% Convertible Notes	680,400	(498,648)	181,752	2,836
Total Convertible Notes Payable, Net	$1,293,211	$(774,011)	$519,200	$5,391

Convertible Notes Payable, Net consisted of the following at March 31, 2016:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable, Net– Non-Current Portion:
November 2014 10% Convertible Notes	$527,780	$(27,641)	$500,139	$74,036
Total Convertible Notes Payable, Net	$527,780	$(27,641)	$500,139	$74,036

Changes to principal balance of Convertible Note

The following table shows the changes to the principal balance of the November 2014 10% Convertible Notes:

Activity in the November 2014 10% Convertible Notes
Initial principal balance	$527,780
Increase in principal balance under the second amendment (see above)	165,031
Conversions during the fiscal year ended March 31, 2017	(80,000)
Balance as of December 31, 2017	$612,811

The following table shows the changes to the principal balance of the December 2016 10% Convertible Notes:

Activity in the December 2016 10% Convertible Notes
Initial principal balance	$680,400
Conversions during the nine months ended December 31, 2017	(300,620)
Balance as of December 31, 2017	$379,780

Activity in the November 2014 10% Convertible Notes
Initial principal balance	$527,780
Increase in principal balance under the second amendment (see above)	165,031
Conversions during the fiscal year ended March 31, 2017	(80,000)
Balance as of March 31, 2017	$612,811